Note 4 - Investment Securities (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2009	Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Federal Home Loan Bank Stock	$ 998,100		$ 2,478,300
Atlantic Central Bankers Bank Stock	15,000		15,000
Other than Temporary Impairment Losses, Investments		864,727
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net		363,783
Other than Temporary Impairment Losses, Investments, Portion in Other Comprehensive Loss, before Tax, Including Portion Attributable to Noncontrolling Interest		$ 500,944
Expected Deferrals And Defaults, Basis Points Applied Annually	75
Expected Deferrals And Defaults, Percent Recovery	15.00%
Expected Deferrals And Defaults, Default Basis Points Rate	36